Expense Example, No Redemption - American Funds U.S. Government Money Market Fund	Nov. 28, 2025 USD ($)
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 62
Expense Example, No Redemption, 3 Years	195
Expense Example, No Redemption, 5 Years	340
Expense Example, No Redemption, 10 Years	727
Class 529-C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	67
Expense Example, No Redemption, 3 Years	211
Expense Example, No Redemption, 5 Years	368
Expense Example, No Redemption, 10 Years	$ 741